Income and social contribution taxes, Changes in consolidated income and social contribution tax losses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018		Jun. 30, 2017
Changes in income and social contribution tax losses [Roll Forward]
Balance at the beginning of the year	R$ 708,639	[1]	R$ 1,453,249
Income and social contribution tax losses for the year	145,958		353,330
Use of REFIS base	241,401		0
Use of PERT base	15,127		(1,097,635)
Other	0		(916)
Balance at the end of the year	R$ 1,111,125	[1]	R$ 708,028

[1]	In accordance with the Brazilian tax legislation, tax loss carryforwards can be used to offset up to 30% of taxable profit for the year and do not expire.